Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (12,801)	$ (14,465)
Short-term deposits	(1,324)
Restricted cash	(2,165)	(2,124)
Line of credit		24,066
Current portion of long-term debt	1,000	2,956
Long-term debt	27,305	15,619
Share capital	186,861	54,251
Deficit	(39,113)	(23,927)
Accumulated other comprehensive income	1,469	558
Contributed surplus	2,239	1,144
Capital	$ 163,471	$ 58,078